Related party transactions (Tables) - Alps Life Science Inc [Member]	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Schedule of consolidated financial statements the related party transactions
	2025	2024
	(Unaudited)	(Unaudited)
	USD	USD

Associates:
Alps Globemedics
Agent commission	39,392	142,809
Management fee income	6,948	7,111

	2025	2024
	USD	USD

Associates:
Alps Globemedics
Agent commission	196,531	120,189
Management fee income	13,534	12,916

Related party:
Director
Agent commission	45,590	18,102
Consultancy fee	-	51,663
Patent License Agreement*	-	707,028

*	During the financial year ended 31 March 2024, the Company entered into a Patent License Agreement with a director of the Company, wherein the director shall grant to the Company an exclusive, royalty-free and non-transferable right and license all the patents stated in the agreement.

Schedule of key management personnel
	2025	2024
	(Unaudited)	(Unaudited)
	USD	USD

Fee	22,137	50,201
Salaries and other emoluments	110,018	80,690
Defined contribution plans	10,599	10,625

	142,754	141,516

	2025	2024
	USD	USD

Fee	79,988	71,811
Salaries and other emoluments	185,871	162,726
Defined contribution plans	20,555	19,255

	286,414	253,792